Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues (includes related party revenue of $97, $654 and $1,939 for each of the years ended December 31, 2018, 2017 and 2016 respectively)	$ 231,361	$ 211,652	$ 190,524
Time charter and voyage expenses	(10,024)	(4,158)	(5,673)
Direct vessel expenses	(6,180)	(7,172)	(6,381)
Management fees (entirely through related parties transactions)	(68,871)	(67,310)	(59,209)
General and administrative expenses	(18,458)	(17,163)	(12,351)
Depreciation and amortization	(58,334)	(72,760)	(92,370)
Vessel impairment losses	(44,344)	(32,677)	(27,201)
Loss on sale of securities	0	0	(19,435)
Interest expense and finance cost, net	(42,766)	(38,225)	(31,247)
Interest income	4,408	3,277	541
Gain on change in control	0	4,068	0
Other income	1,554	9,884	14,523
Other expense	(5,384)	(5,133)	(4,270)
Equity in net earnings of affiliated companies	3,957	866	0
Net loss	(13,081)	(14,851)	(52,549)
Less: Net income attributable to the noncontrolling interest	0	(239)	0
Net loss attributable to Navios Partners unitholders	$ (13,081)	$ (15,090)	$ (52,549)
Loss per unit:
Common unit (basic and diluted)	$ (0.08)	$ (0.11)	$ (0.62)